INCOME TAXES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Audit of tax returns
Unrecognized federal and state tax benefits and reserves for interest and penalties, which may decrease in the next 12 months	$ 9
IRS
Audit of tax returns
Refund of tax and interest received	18
Interest and tax paid	$ 15